Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Percentage of commission and handling charges	18.00%
Tax effect of final settlement and payment		¥ 5,154
Unrecognised deductible tax losses	¥ 3,300	1,321
Unrecognised deductible temporary differences	¥ 1	¥ 1